Acquisitions (Schedule Of Unaudited Pro Forma Financial Information From Joint Venture) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Acquisitions [Abstract]
Revenues	$ 3,073,926	$ 3,131,069	$ 2,562,319
Net income	138,818	118,194	59,874
Less: net income attributable to noncontrolling interest	48,179	35,660	13,332
Net income attributable to Watsco, Inc.	$ 90,639	$ 82,534	$ 46,542
Diluted earnings per share for Common and Class B common stock	$ 2.75	$ 2.54	$ 1.44